Intangible assets (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Amortisation, intangible assets other than goodwill	$ 7,670	$ 8,064
Impairment of intangible assets	$ 34	$ 597